Investments - Schedule of investments (Detail)) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments accounted for using equity method [abstract]
Joint arrangements	R$ 28,632	R$ 31,488
Investments in associates	48,578	44,124
Tax incentives, net of allowances for losses	31,876	31,876
Other investments	24,679	10,352
Total	R$ 133,765	R$ 117,840	R$ 136,510